Equity reserves (Details 1) - Warrant [Member]	12 Months Ended
Dec. 31, 2023 $ / shares
Statement [Line Items]
Expected stock price volatility	32.00%
Risk-free interest rate	3.91%
Expected life	2 months 23 days
Grant date share price	$ 2.04
Expected dividend yield	2.12%